Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management [Abstract]
Disclosure of credit risk [text block]	The Group's exposure to the risk of changes in market interest rates arises primarily from financial investments and deposits both subject to variable interest rates, principally the CDI rate. The Group conducted a sensitivity analysis of the interest rate risks to which the financial instruments are exposed as of December 31, 2023. For this analysis, the Group adopted as a probable scenario for 2023 interest rates of 8.9% for the CDI. As a result, financial income (with respect to financial investments) and financial expense (with respect to certificate of deposit, corporate securities, bank accounts and interbank deposits) would be impacted as follows:

Transaction	Interest rate risk	Book Value	Scenario with maintaining of CDI (11.15%)	Probable scenario with decrease to 8.90%

Short-term investment	100% of CDI	859,108	95,791	76,461
Financial investments	100% of CDI	3,308,583	368,907	294,464
Certificate of Deposit	110% of CDI	13,062,033	(1,602,058)	(1,278,773)
Certificate of Deposit - related party	106% of CDI	420,415	(49,689)	(39,662)
Interbank deposits	111% of CDI	3,126,406	(386,940)	(308,858)
Banking accounts	72% of CDI	9,316,714	(747,946)	(597,015)
Borrowings	111% of CDI	189,427	(23,444)	(18,713)
Total			(2,345,379)	(1,872,096)

Disclosure of maturity analysis for non-derivative financial liabilities
The table below shows the PagSeguro Group’s non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days

On December 31, 2023
Payables to third parties	15,763,153	2,636,667	573,115	2,375,592	185,861
Trade payables	507,878	5,830	77	135	—
Trade payables to related parties	—	56,390	—	86,450	383,687
Borrowings	—	195,603	—	—	—
Deposits	1,638,743	6,284,683	2,649,511	1,253,959	5,448,062

On December 31, 2022
Payables to third parties	13,354,285	1,717,388	856,011	2,060,455	84,759
Trade payables	397,335	50,975	309	482	—
Trade payables to related parties	—	62,559	30,390	506,671	—
Deposits	876,415	3,384,194	2,075,859	4,521,112	2,198,340